Intangible and tangible assets - Change in net intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of change in net intangible assets
Net amount as of the beginning of the period	$ 33,528	$ 33,178	$ 28,922
Expenditures	696	784	1,087
Disposals	(271)	(277)	(118)
Amortization and impairment	(1,322)	(1,430)	(1,359)
Currency translation adjustment	(394)	305	(95)
Other	247	968	4,741
Net amount as of the end of the period	32,484	33,528	33,178
Exceptional asset impairments	253	323	251
Effect of changes in the consolidation scope		$ 898	$ 3,887
Blue Raven Solar
Analysis of change in net intangible assets
Effect of changes in the consolidation scope	140
Fonroche Biogaz
Analysis of change in net intangible assets
Effect of changes in the consolidation scope	$ 89